Share Based Compensation (Details) - USD ($)		12 Months Ended
	May 15, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2021
Share Based Compensation [Line Items]
Aggregate ordinary shares					285,422
Fair value of this grant		$ 21,280	$ 21,604
Related to warrant purchase		$ 5,385
Warrants to purchase ordinary Shares		80,000
Grants shares		25,612
Fair value options
Unvested options		466,197
Unvested options expenses		$ 254,394
Weighted-average period		1 year 11 months 15 days
Employees and Consultants [Member]
Share Based Compensation [Line Items]
Weighted-average grant-date fair value options price		$ 1.01	$ 1.06
Board of Directors [Member]
Share Based Compensation [Line Items]
Increase number of ordinary shares	491,500
Maximum [Member] | Directors [Member]
Share Based Compensation [Line Items]
Service price per share	$ 4.2
Maximum [Member] | Board of Directors [Member]
Share Based Compensation [Line Items]
Increase number of ordinary shares	800,000
Minimum [Member] | Directors [Member]
Share Based Compensation [Line Items]
Service price per share	$ 1
Minimum [Member] | Board of Directors [Member]
Share Based Compensation [Line Items]
Increase number of ordinary shares	308,500